Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Loss before taxation	$ (12,535)	$ (35,206)
Adjustments for:
Depreciation of plant and equipment	18	25
Amortization of right-of-use assets	115	164
Amortization of intangible assets	10	10
Impairment losses on intangible assets	1,500	10,000
Right-of-use assets and associated lease liabilities write-off	7
Fair value change of financial liabilities at FVTPL	384	(164)
Finance costs	35
Share-based payment expenses	3,274	8,224
Losses on disposal of property and equipment	15	15
Operating cash flows before movements in working capital	(7,177)	(16,932)
Increase in deposits, prepayments and deferred expenses and accounts receivable	(7,541)	(375)
Increase in other payables and accruals and other non-current liabilities	7,095	1,319
NET CASH USED IN OPERATION	(7,623)	(15,988)
Taxation paid	(1)
NET CASH USED IN OPERATING ACTIVITIES	(7,624)	(15,988)
INVESTING ACTIVITIES
Purchase of plant and equipment		(24)
Proceeds from disposal of plant and equipment	48	4
Proceeds from disposal of assets at FVTPL		5,761
Refund of rental deposits		6
NET CASH PROVIDED BY INVESTING ACTIVITIES	48	5,747
FINANCING ACTIVITIES
Proceeds from PIPE Financings, net of transaction costs		5,049
Repayment of bank loans		(1,412)
Proceeds from bank loans		702
Interest paid	(35)	(135)
Repayment of lease liabilities	(47)	(84)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(82)	4,120
Effects of Exchange Rate Changes on Cash and Cash Equivalents	(14)	(6)
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,672)	(6,127)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	9,766	32,056
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	2,094	25,929
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Reconciliation of movement in lease right-of-use assets and associated lease liabilities	$ 142	911
Restricted shares and share options issued in lieu of accrued compensation		$ 1,506